AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 8.4%
1,387,437	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[1]	$1,387,437

Principal Amount
$365,000	UMB Bank Demand Deposit, 0.01%[1,2]	365,000
50,000	UMB Bank Demand Deposit, 0.01%[1]	50,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,802,437)	1,802,437
	TOTAL INVESTMENTS — 8.4%
	(Cost $1,802,437)	1,802,437
	Other Assets in Excess of Liabilities — 91.6%	19,614,662
	TOTAL NET ASSETS — 100.0%	$21,417,099

[1]	The rate is the annualized seven-day yield at period end.
[2]	All or a portion of this investment is a holding of AXS Managed Futures Strategy Fund Limited.

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate[1]	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	AXS Financial Futures Index	Receive	0.50% of Notional Value	1/31/22	$49,003,566	$(4,688,563)
Deutsche Bank	AXS Physical Futures Index[2]	Receive	0.50% of Notional Value	9/30/26	40,260,558	(100,984)
Morgan Stanley	Single CTA Program Total Return Swap[2]	Receive	One month USD Libor plus 0.27% of the notional value	3/9/22	5,301,490	(14,913)
Morgan Stanley	Alphas Managed Accounts Platform XV Limited Portfolio[2]	Receive	0.45% of Notional Value	3/9/22	5,861,503	21,634
TOTAL SWAP CONTRACTS						$(4,782,826)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Managed Futures Strategy Fund Limited.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
124	3 month Euro (EURIBOR)	Deutsche Bank	Mar-22	$35,567,852	$3,165
103	2 year Euro-Schatz	Deutsche Bank	Mar-22	13,059,330	(6,341)

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(187)	3 month Euro (EURIBOR)	Deutsche Bank	Dec-22	$(53,425,273)	$24,142
(216)	Eurodollar	Deutsche Bank	Dec-22	(53,333,037)	18,203
(72)	3 Month SONIA Index	Deutsche Bank	Mar-23	(24,231,817)	29,616
(93)	2 year US Treasury Notes	Deutsche Bank	Mar-22	(20,352,376)	4,628

OPTIONS ON CURRENCY

Put/Call	Description	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
Put	JPY/AUD	Apr-22	$70.00	$65,547,840	$42,409
Put	JPY/GBP	Apr-22	136.00	32,709,072	18,937
Put	JPY/USD	Mar-22	111.50	25,778,832	64,731
Put	JPY/CAD	Mar-22	78.00	23,448,723	9,060
Put	JPY/AUD	Mar-22	70.00	22,473,545	8,075
Call	CAD/EUR	Apr-22	1.59	21,986,765	11,883
Call	CAD/EUR	Apr-22	1.53	21,986,765	47,190
Call	ZAR/USD	Mar-22	17.50	19,334,124	142,443
Put	USD/EUR	Jan-22	1.14	18,322,304	112,008
Put	JPY/GBP	Mar-22	138.50	17,444,838	7,766
Put	NOK/USD	Jan-22	7.85	16,111,770	-
Call	USD/EUR	Mar-22	1.18	14,657,843	21,761
Call	ZAR/EUR	Jan-22	19.50	14,657,843	-

Written
Put	JPY/AUD	Apr-22	$70.00	$(65,547,840)	$(42,409)
Put	USD/EUR	May-22	1.06	(36,644,609)	(43,398)
Put	JPY/GBP	Apr-22	136.00	(32,709,072)	(18,937)
Put	JPY/USD	Mar-22	111.50	(25,778,832)	(64,731)
Put	JPY/CAD	Mar-22	78.00	(23,448,723)	(9,060)
Put	JPY/AUD	Mar-22	70.00	(22,473,545)	(8,075)
Call	CAD/EUR	Apr-22	1.59	(21,986,765)	(11,883)
Call	CAD/EUR	Apr-22	1.53	(21,986,765)	(47,190)
Call	ZAR/USD	Mar-22	17.50	(19,334,124)	(142,443)
Put	AUD/GBP	May-22	1.72	(17,444,838)	(23,371)
Put	JPY/GBP	Mar-22	138.50	(17,444,838)	(7,766)
Put	NOK/USD	Jan-22	7.85	(16,111,770)	-
Call	USD/EUR	Mar-22	1.18	(14,657,843)	(21,761)
Call	ZAR/EUR	Jan-22	19.50	(14,657,843)	-

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1 - Continued

OPTIONS ON FUTURES

	Put/Call	Description	Number of Contracts	Expiration Date	Strike Price	Notional Value	Unrealized Appreciation (Depreciation)
Purchased
	Call	Eurodollar	184	Jun-22	$99.25	$45,591,996	$27,564
	Put	2 year Euro-Schatz	153	Jan-22	112.00	19,502,563	4,353
	Call	2 Year Eurodollar Midcurve Option	62	Mar-22	99.63	15,445,437	388
	Call	2 Year Eurodollar Midcurve Option	53	Mar-22	99.50	13,235,938	333
Written
	Call	Eurodollar	(184)	Jun-22	$99.00	$(45,477,155)	$(10,911)
	Put	2 year Euro-Schatz	(153)	Jan-22	111.80	(19,467,737)	-

FORWARD FOREIGN CURRENCY CONTRACTS

	Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For		Unrealized Appreciation (Depreciation)
Long Contracts
	Mar-22	Deutsche Bank	1,162,402,810	PHO	22,982,780	USD	$510,890
	Mar-22	Deutsche Bank	144,424,094	CNH	22,515,651	USD	(45,209)
	Mar-22	Deutsche Bank	28,570,718	SGO	20,927,410	USD	(224,138)
	Mar-22	Deutsche Bank	294,157,625,985	IDO	20,292,113	USD	(211,526)
	Mar-22	Deutsche Bank	18,525,120,994	KRO	15,686,215	USD	130,028
Short Contracts
	Mar-22	Deutsche Bank	(147,145,513)	CNH	(22,926,725)	USD	$59,253
	Mar-22	Deutsche Bank	(1,184,851,848)	PHO	(23,375,169)	USD	(469,296)
	Mar-22	Deutsche Bank	(291,861,303,796)	IDO	(20,180,002)	USD	163,585
	Mar-22	Deutsche Bank	(27,437,910)	SGO	(20,086,576)	USD	226,326
	Mar-22	Deutsche Bank	(17,673,492,345)	KRO	(14,948,150)	USD	(107,108)
	Mar-22	Deutsche Bank	(419,286,313)	THO	(12,519,076)	USD	47,809

AUD - Australian Dollar

CAD - Canadian Dollar

CNH - Chinese Yuan

EUR - Euro

GBP - British Pound

IDO - Indonesian Rupiah Offshore

JPY - Japanese Yen

KRO - South Korean Won Offshore

NOK - Norwegian Krone

PHO - Philippine Peso

SGO - Signapore Dollar Offshore

THO - Thai Offshore Baht

USD - U.S. Dollar

ZAR - South African Rand

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

AXS Physical Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
110	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-23	$19,386,578	$18,461
186	Brent Crude Monthly Future	Deutsche Bank	Feb-22	14,600,751	1,078,456
72	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-22	13,962,680	(10,260)
78	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-23	13,826,645	33,391
56	Eurodollar	Deutsche Bank	Dec-22	13,800,774	(16,192)
35	3 Month SONIA Index Futures	Deutsche Bank	Dec-22	11,756,068	(8,904)
63	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-22	11,185,306	24,232
37	Eurodollar	Deutsche Bank	Jun-23	9,196,830	(1,695)
35	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-22	6,859,535	7,725
17	3 Month SONIA Index Futures	Deutsche Bank	Sep-22	5,846,091	(2,445)
28	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-22	5,476,832	(8,681)
4	10 year Japanese Government Bond	Deutsche Bank	Mar-22	5,346,683	(9,640)
22	E-Mini S&P 500	Deutsche Bank	Mar-22	5,246,796	33,712
18	Eurodollar	Deutsche Bank	Mar-23	4,491,436	(1,729)
45	NY Harbour ULSD Future	Deutsche Bank	Feb-22	4,443,189	150,533
31	10 year US Treasury Notes	Deutsche Bank	Mar-22	4,046,185	3,207
53	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	May-22	3,962,548	267,173
12	3 Month SONIA Index Futures	Deutsche Bank	Sep-23	3,906,451	(5,954)
15	Copper Grade A Future	Deutsche Bank	Feb-22	3,616,020	64,084
18	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-23	3,519,429	20
46	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Feb-22	3,456,405	124,226
10	3 Month SONIA Index Futures	Deutsche Bank	Jun-23	3,428,972	(4,339)
14	Copper Grade A Future	Deutsche Bank	Jan-22	3,297,576	30,491
19	Long Gilt Future	Deutsche Bank	Mar-22	3,135,100	(34,425)
56	Live Cattle Future	Deutsche Bank	Jun-22	3,118,060	85,790
13	Eurodollar	Deutsche Bank	Sep-22	3,107,048	(2,892)
16	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-23	3,060,377	(4,301)
145	Sugar No.11 Future	Deutsche Bank	Apr-22	3,012,863	(59,726)
48	Live Cattle Future	Deutsche Bank	Apr-22	2,796,129	78,936
9	3 month Euro (EURIBOR)	Deutsche Bank	Dec-23	2,602,848	(6,711)
13	Euro-BUND	Deutsche Bank	Mar-22	2,518,722	(31,506)
30	3 year Australian Treasury Bond	Deutsche Bank	Mar-22	2,498,503	(503)

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(161)	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-22	$(28,804,119)	$3,662
(82)	Eurodollar	Deutsche Bank	Mar-22	(20,372,418)	14,232
(101)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-22	(19,784,406)	1,904
(209)	Brent Crude Monthly Future	Deutsche Bank	Jan-22	(16,485,181)	(655,337)
(33)	3 Month SONIA Index Futures	Deutsche Bank	Jun-22	(10,935,959)	2,798
(101)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jan-22	(7,696,235)	(385,097)
(105)	Live Cattle Future	Deutsche Bank	Feb-22	(5,863,353)	(94,699)
(23)	Eurodollar	Deutsche Bank	Sep-24	(5,627,928)	(2,525)
(51)	NY Harbour ULSD Future	Deutsche Bank	Jan-22	(5,019,240)	(159,972)
(56)	Coffee C Future	Deutsche Bank	Mar-22	(4,717,723)	185,835
(30)	EUR/USD	Deutsche Bank	Mar-22	(4,219,736)	(16,924)
(15)	Copper Grade A Future	Deutsche Bank	Feb-22	(3,661,793)	(67,561)
(163)	Sugar No.11 Future	Deutsche Bank	Feb-22	(3,440,717)	86,325
(14)	Copper Grade A Future	Deutsche Bank	Jan-22	(3,297,576)	(27,450)
(48)	Soybeans Future	Deutsche Bank	Mar-22	(3,256,019)	7,452
(11)	3 month Euro (EURIBOR)	Deutsche Bank	Sep-23	(3,096,160)	2,248
(44)	Cotton No.2 Future	Deutsche Bank	Mar-22	(2,479,536)	(830)
(22)	JPY/USD	Deutsche Bank	Mar-22	(2,363,941)	27,904

EUR - Euro

JPY - Japanese Yen

USD - U.S. Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Single CTA Program Total Return Swap Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
2	90-Day Bank Bill	Morgan Stanley	Mar-22	$2,191,650	$(10,354)
1	90-Day Bank Bill	Morgan Stanley	Jun-22	746,366	(31)
1	JPN 10Yr Bond	Morgan Stanley	Mar-22	448,062	(1,663)
1	S&P500 Emini Future	Morgan Stanley	Mar-22	325,957	5,820
3	BP Currency Future	Morgan Stanley	Mar-22	289,225	2,358
1	90-Day Bank Bill	Morgan Stanley	Sep-22	245,606	-
3	C $Currency Future	Morgan Stanley	Mar-22	215,807	658
1	90-Day Euro Future	Morgan Stanley	Sep-22	168,640	(363)
1	US 10 Yr Note	Morgan Stanley	Mar-22	134,384	539
1	Short Euro-British Pound Future	Morgan Stanley	Mar-22	132,397	(529)
5	Mexican Peso Future	Morgan Stanley	Mar-22	132,101	2,921
1	Nasdaq 100 E-Mini	Morgan Stanley	Mar-22	110,981	(369)
1	3 month Euro (EURIBOR)	Morgan Stanley	Sep-22	97,164	15
1	Euro-Schatz Future	Morgan Stanley	Mar-22	86,726	(132)
1	LME Nickel-16	Morgan Stanley	Apr-22	84,837	806
1	LME Copper-16	Morgan Stanley	Feb-22	82,786	(4)
1	Euro-Buxl 30Yr Bond	Morgan Stanley	Mar-22	80,022	(4,214)

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(15)	Euro Fx Currency Future	Morgan Stanley	Mar-22	$(2,191,650)	$(10,354)
(9)	JPN Yen Currency Future	Morgan Stanley	Mar-22	(1,003,532)	8,352
(3)	Us 2Yr Note	Morgan Stanley	Mar-22	(595,631)	-
(2)	90 Day Euro Future	Morgan Stanley	Dec-23	(504,351)	(226)
(2)	90 Day Euro Future	Morgan Stanley	Mar-24	(504,198)	60
(2)	90 Day Euro Future	Morgan Stanley	Jun-24	(504,095)	(73)
(2)	3 month Euro (EURIBOR)	Morgan Stanley	Sep-23	(486,680)	330
(2)	3 month Euro (EURIBOR)	Morgan Stanley	Dec-23	(486,388)	399
(2)	3 month Euro (EURIBOR)	Morgan Stanley	Mar-24	(486,096)	340
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Dec-23	(457,501)	370
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Sep-23	(457,501)	289
(2)	90 Day Euro Future	Morgan Stanley	Sep-23	(421,045)	239
(2)	90 Day Euro Future	Morgan Stanley	Sep-24	(420,361)	17
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Jun-23	(390,186)	73
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Jun-24	(389,251)	243
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Sep-24	(389,134)	199
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Dec-22	(344,448)	150
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Sep-24	(344,344)	29
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Mar-23	(344,239)	347
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Jun-24	(344,170)	503
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Jun-23	(344,065)	295
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Mar-24	(344,030)	612
(1)	90 Day Euro Future	Morgan Stanley	Jun-23	(337,808)	551
(1)	90 Day Euro Future	Morgan Stanley	Mar-23	(254,384)	77
(1)	90 Day Euro Future	Morgan Stanley	Dec-24	(253,097)	(4)
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Dec-24	(227,426)	81
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Mar-23	(193,882)	15
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Dec-24	(193,089)	204
(2)	Australian 3Yr Bond Future	Morgan Stanley	Mar-22	(171,812)	(112)
(1)	ICE 3 Month Sonia Future	Morgan Stanley	Sep-22	(113,805)	(75)
(1)	Hang Seng Index Future	Morgan Stanley	Jan-22	(102,254)	(1,431)
(1)	3 month Euro (EURIBOR)	Morgan Stanley	Dec-22	(97,077)	-
(1)	90 Day Euro Future	Morgan Stanley	Dec-22	(84,116)	(17)

BP - British Pound
JPN - Japanese Yen

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Alphas Managed Accounts Platform XV Limited Portfolio Top 50 Holdings1

FUTURES CONTRACTS

Number of Long Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
2	Euro FX Currency Future	Morgan Stanley	Mar-22	$283,425	$1,636
2	JPN Yen Currency Future	Morgan Stanley	Mar-22	219,938	(2,484)
1	CHF Currency Future	Morgan Stanley	Mar-22	135,675	1,731
1	Copper Future	Morgan Stanley	Mar-22	110,863	725
1	Gasoline RBOB Future	Morgan Stanley	Mar-22	89,947	3,484
1	BP Currency Future	Morgan Stanley	Mar-22	82,544	2,026
1	Cotton No.2 Future	Morgan Stanley	Mar-22	53,015	3,288
1	Cocoa Future	Morgan Stanley	Mar-22	24,107	1,093

Number of Short Contracts	Description	Counterparty	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
(1)	US 10Yr Note	Morgan Stanley	Mar-22	$(1,563,550)	$1,283
(1)	Euro-Bund Future	Morgan Stanley	Mar-22	(988,323)	11,484
(3)	NASDAQ 100 E-Mini	Morgan Stanley	Mar-22	(973,040)	(6,205)
(1)	CAN 10Yr Bond Future	Morgan Stanley	Mar-22	(891,973)	(9,399)
(1)	US 2YR Note	Morgan Stanley	Mar-22	(654,120)	(151)
(4)	FTSE 100 Index Future	Morgan Stanley	Mar-22	(490,847)	(3,531)
(9)	CAC40 10 Euro Future	Morgan Stanley	Jan-22	(477,671)	(10,881)
(6)	S&P500 E-mini Future	Morgan Stanley	Mar-22	(469,281)	(6,570)
(1)	DAX Index Future	Morgan Stanley	Mar-22	(442,833)	(9,039)
(6)	E-Mini Russ 2000	Morgan Stanley	Mar-22	(434,273)	(14,287)
(1)	Long Gilt Future	Morgan Stanley	Mar-22	(339,863)	2,646
(2)	New Zealand $Future	Morgan Stanley	Mar-22	(203,220)	(2,078)
(5)	WTI Crude Future	Morgan Stanley	Feb-22	(73,520)	(1,694)
(4)	AUD/USD Currency Future	Morgan Stanley	Mar-22	(72,440)	(342)
(4)	Soybean Oil Future	Morgan Stanley	Mar-22	(68,750)	1,776
(9)	Soybean Oil Future	Morgan Stanley	Mar-22	(64,542)	(3,289)
(7)	Wheat Future	Morgan Stanley	Mar-22	(40,150)	1,604
(7)	Corn Future	Morgan Stanley	Mar-22	(28,850)	(837)
(11)	Sugar #11	Morgan Stanley	Mar-22	(21,459)	319
(8)	Australian 10Yr Bond Future	Morgan Stanley	Mar-22	(574)	1,223

AUD - Australian Dollar

BP - British Pounds

CAN - Canadian Dollar

CHF - Swiss Franc

JPN - Japanese Yen

USD - United States Dollar

[1]

These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 28 investments.